Intangible assets - Disclosure of Cash Generating Units With Significant Impairments Of Goodwill (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	[1]	Dec. 31, 2018	[1]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		£ 5,574.2
Goodwill impairment	£ 2,812.9	2,822.9	[1]	£ 47.7		£ 176.5
Wunderman Thompson [member] | Global Integrated Agencies [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		1,956.8
Goodwill impairment		1,207.5
VMLY&R [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Goodwill impairment		142.8
VMLY&R [member] | Global Integrated Agencies [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		1,075.7
Goodwill impairment		516.9
Burson Cohn Wolfe [member] | Public Relation [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		790.2
Goodwill impairment		144.8
Geometry Global [member] | Specialist Agencies [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		164.4
Goodwill impairment		305.8
Landor And Fitch [member] | Specialist Agencies [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		177.6
Goodwill impairment		185.4
Other [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		1,409.5
Goodwill impairment		£ 462.5

[1]	Figures have been restated as described in the accounting policies.